PROMISSORY NOTE FROM SHAREHOLDER (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Promissory Note From Shareholder
Promissory note from shareholder	$ 20,287	$ 19,943	$ 18,018